Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses - related parties	$ 30,095	$ 7,255
Incurred expenses	194,336
Amount payable	6,000
Officers and Directors [Member] | Consulting fees [Member]
Fees paid or due to related party	12,000	12,000
Directors [Member] | Legal Fee [Member]
Fees paid or due to related party	106,743	156,175
Officer [Member] | Management Fee [Member]
Fees paid or due to related party	$ 30,095	$ 7,255